Note 19 - Income Taxes - Components of Tax Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Current tax expense	$ 7,047	$ 7,622
Origination and reversal of temporary differences	(90,459)	(35,825)
Expense arising from previously unrecognized tax loss or temporary difference	90,805	40,035
Deferred tax expense	346	4,210
Provision for income taxes	$ 7,393	$ 11,832